LONG-TERM LOANS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Debt Instrument [Line Items]
Loans Payable to Bank	$ 21,158	$ 21,059
Less: current portion	(20,258)	(350)
Long-term bank loans	900	20,709
MYR denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	942	1,016
SGD denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	284	177
Convertible Bond [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 19,932	$ 19,866